Semi-Annual Report

June 30, 2001                                Pilgrim Corporate
                                             Leaders Trust Fund
Series B








                                               [PHOTO OF AN ABACUS APPEARS HERE]





                                                              [LOGO] ING PILGRIM

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

          Letter to Shareholders ...............................     1
          Portfolio Managers' Report:
            Pilgrim Corporate Leaders Trust Fund ...............     2
          Report of Independent Accountants ....................     3
          Statement of Assets and Liabilities ..................     4
          Statement of Operations ..............................     5
          Statement of Changes in Net Assets ...................     6
          Financial Highlights .................................     7
          Notes to Financial Statements ........................     8
          Portfolio of Investments .............................    10

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the Series B June 30, 2001 Semi-Annual Report for Pilgrim Corporate Leaders Trust (the "Trust").

On July 26, 2000, ReliaStar Financial Corp. ("ReliaStar") acquired Lexington Global Asset Managers, Inc., the parent company of Lexington Management Corporation. In conjunction with the acquisition, Pilgrim Investments, Inc. became Sponsor to the Fund. On September 1, 2000, ING Groep N.V. (NYSE:ING) acquired ReliaStar Financial Corp., the indirect parent company of the Pilgrim Investments, Inc., Sponsor to the Fund, Pilgrim Securities, Inc., Distributor to the Fund and Pilgrim Group, Inc., Administrator to the Fund. In conjunction with the acquisition, the Sponsor, Distributor and Administrator changed their names to ING Pilgrim Investments, Inc., ING Pilgrim Securities, Inc. and ING Pilgrim Group, Inc., respectively, effective September 8, 2000. Subsequently, in February 2001, ING Pilgrim Group, Inc. and ING Pilgrim Investments, Inc. became ING Pilgrim Group, LLC and ING Pilgrim Investments, LLC, respectively.

At ING Pilgrim, we are dedicated to providing core investments for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. ING Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experience.(SM)

Sincerely,

ING Pilgrim Group, LLC
August 8, 2001

                                                                       Portfolio
PILGRIM CORPORATE LEADERS TRUST FUND                            Managers' Report
--------------------------------------------------------------------------------

Portfolio Management Team: Passive Management overseen by S.D. Vyner, Executive Vice President and Victor Torchia, Vice President; ING Pilgrim Investments, LLC.

Goal: The Corporate Leaders Trust Fund (the "Fund") seeks long-term capital growth and income through investment in an equal number of shares of common stock of a fixed list of American blue chip corporations.

Market Overview: In the first half of 2001 markets were dominated by concern over the effects of the sharp slowdown in US economic activity. The combination of an aggressive Federal Reserve policy of restraining the U.S. economy's growth through interest rate hikes and a severe contraction in corporate investment, particularly in the technology and telecommunications sectors, resulted in fourth quarter GDP growth of just 1% annualized and 1.2% for the first quarter of 2001. Second quarter 2001 GDP growth estimates have not yet been issued as of the time of this writing, but it is believed that the economy has barely moved in this period. Much of the discussion centered on whether the economy would go into outright recession and the Federal Reserve was evidently unwilling to take any chances, reducing the Fed Funds rate by a total of 2 3/4% in six installments during the first half of 2001. Others argued that there was little point in trying to label economic performance as a whole. There had clearly been a technology and telecommunications investment "bubble" which had to be cleaned up after it burst. The manufacturing sector of the economy was obviously in recession by any measure and, by May, industrial production had fallen eight months in a row. Profits had fallen in the fourth quarter of 2000 and the first quarter of 2001, with the second quarter looking worse than both. Against this, consumer spending was holding up, courtesy of a "savings" rate of -1.3% by May. Housing sales also remained strong and core inflation stayed tame.

Most market sectors reached their worst levels near the end of the first quarter. Both the S&P 500 and the NASDAQ indices hit their year-to-date lows on April 4, 2001. The S&P 500 at that point was down 16.4% in 2001 and 27.8% from its all time high on March 24, 2000. The NASDAQ on that date was down 33.7% in 2001 and down 67.5% from its all time high on March 10, 2000. For the first half of 2001, the technology and telecommunications sectors were the weakest, followed by healthcare and consumer staples, previously defensive sectors which had become expensive under the weight of money chasing earnings visibility. Consumer cyclicals and some basic materials sub-sectors did well as the consumers continued to spend.

Performance: For the six months ended June 30, 2001, the Fund provided a total return of 1.3%. During the same period the S&P 500 Index fell by 6.7%.

Portfolio Specifics: Because of the Fund's structure, virtually no active sales or purchases can be made on a discretionary basis. However, as can be seen, the Fund performed relatively well in the first half of 2001. The largest single reason was the Fund's very low weighting in poorly performing technology, telecommunications and healthcare stocks compared to the market. In addition, the Fund's holdings in energy, industrial and financial stocks made gains, whereas the corresponding market sectors had negative returns. Finally, the Fund's consumer cyclical stocks had both a higher weighting than the market and appreciably better returns than the sector average. These favorable influences more than outweighed the unfavorable ones, like utilities and consumer non-cyclicals where the Fund had heavier weights and poorer returns than the sector average.

Market Outlook: Most commentators are pointing to the fourth quarter of 2001 as the quarter in which profits and the economy will rebound. Not much help will come from overseas as Japan continues to stagnate and the business cycle of most of Europe seems to be behind that of the US. A material worsening of conditions can be avoided if consumer spending continues to hold up (imminent tax refunds will undoubtedly help) until business investment recovers. In this regard, it is noteworthy that technology, by its fast changing nature, is an area of investment which cannot be postponed indefinitely. The Fund's returns will of course be driven by its historically determined composition and its fairly high degree of concentration. In a relative sense the low weightings in technology, healthcare and financials have been beneficial in recent times but this may no longer be the case as the economy, profits and business investment recover.

                        REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Participation Holders of
Pilgrim Corporate Leaders Trust Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pilgrim Corporate Leaders Trust Fund (formerly Lexington Corporate Leaders Trust Fund) (the "Trust") at June 30, 2001, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended December 31, 2000 and the financial highlights for the six months then ended and for each of the two years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for all periods ending prior to and including December 31, 1998, were audited by other independent accountants whose report dated January 7, 1999 expressed an unqualified opinion on those statements.


/s/ PricewaterhouseCoopers LLP


PricewaterhouseCoopers LLP
Denver, CO
August 8, 2001

             STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2001
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value, (identified cost $276,623,133)                      $ 314,325,000
Cash                                                                                         3,076,073
Subscriptions receivable                                                                         1,648
Receivable for accrued dividends                                                               412,633
Receivable from affiliate                                                                       16,703
                                                                                         -------------
  Total assets                                                                             317,832,057
                                                                                         -------------
LIABILITIES:
Distribution payable                                                                           395,436
Payable for participations redeemed                                                            159,570
Sponsor administrative fees payable (Note 4)                                                   106,390
                                                                                         -------------
  Total liabilities                                                                            661,396
                                                                                         -------------
NET ASSETS (Balance applicable to 20,657,685 participations outstanding -- Note 6)       $ 317,170,661
                                                                                         =============
COMPUTATION OF PUBLIC OFFERING PRICE:
 Net asset value, offering and redemption price per participation
  (net assets divided by participations outstanding)                                     $       15.35
                                                                                         =============

                 See Accompanying Notes to Financial Statements

         STATEMENT OF OPERATIONS for the six months ended June 30, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of $23,807 tax expense)                             $  3,608,628
Interest                                                                 21,689
                                                                   ------------
  Total investment income                                             3,630,317
                                                                   ------------
EXPENSES:
Sponsor's administrative fee (Note 4)                                   648,325
Transfer agent fees                                                     167,366
Custody fees and other services (Note 4)                                 42,670
Printing and mailing                                                     43,199
Registration and filing fees                                             46,205
Professional fees                                                        71,457
Trustee fees (Note 4)                                                     3,334
Miscellaneous                                                            23,882
                                                                   ------------
  Total expenses                                                      1,046,438
                                                                   ------------
     Net investment income                                            2,583,879
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from securities transactions                        5,522,436
Unrealized depreciation of investments for the period                (3,892,414)
                                                                   ------------
  Net gain on investments                                             1,630,022
                                                                   ------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  4,213,901
                                                                   ============

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Six Months Ended        Year Ended
                                                                        June 30,           December 31,
                                                                          2001                 2000
                                                                      -------------       --------------
Income and Distributable Fund:
 Additions:
  Net investment income                                               $   2,583,879       $    5,735,744
  Realized gains from sale of securities, other than sale of stock
    units                                                                        50            9,565,797
                                                                      -------------       --------------
                                                                          2,583,929           15,301,541
                                                                      -------------       --------------
 Deductions:
  Paid on account of participations redeemed                                462,891              868,196
  Semi-annual distributions (Note 3)
    Paid in cash                                                            327,406            2,186,225
    Reinvested, below                                                     1,851,588           12,395,589
                                                                      -------------       --------------
                                                                          2,641,885           15,450,010
                                                                      -------------       --------------
  Net change in income and distributable fund                               (57,956)            (148,469)
                                                                      -------------       --------------
Principal Account:
 Additions:
  Payments received on sale of participations                             6,844,424           30,106,028
  Semi-annual distributions reinvested, above                             1,851,588           12,395,589
  Realized gains on sale of stock units and non-cash sales                5,522,386           41,455,765
  Unrealized depreciation of investments                                 (3,892,414)         (81,266,498)
                                                                      -------------       --------------
                                                                         10,325,984            2,690,884
                                                                      -------------       --------------
 Deductions:
  Paid on account of participations redeemed                             36,994,041          120,998,992
  Semi-annual distributions of principal (Note 3)                            67,978            1,574,206
                                                                      -------------       --------------
                                                                         37,062,019          122,573,198
                                                                      -------------       --------------
  Net change in principal account                                       (26,736,035)        (119,882,314)
                                                                      -------------       --------------
Net assets at beginning of period:
  Income and distributable fund                                             364,198              512,667
  Principal account                                                     343,600,454          463,482,768
                                                                      -------------       --------------
                                                                        343,964,652          463,995,435
                                                                      -------------       --------------
Net assets at end of period:
  Income and distributable fund                                             306,242              364,198
  Principal account                                                     316,864,419          343,600,454
                                                                      -------------       --------------
                                                                      $ 317,170,661       $  343,964,652
                                                                      =============       ==============

                 See Accompanying Notes to Financial Statements

                                                                       Financial
PILGRIM CORPORATE LEADERS TRUST FUND                                  Highlights
--------------------------------------------------------------------------------

Selected data for a participation outstanding throughout each period.

                                                 Six Months                 Year Ended December 31,
                                                   Ended        -----------------------------------------------
                                                June 30, 2001    2000      1999      1998      1997      1996
                                                -------------   -------   -------   -------   -------   -------
Per Share Operating Performance:
 Net asset value, beginning of period        $       15.28        17.30     15.70     14.88     16.05     13.74
 Income (loss) from investment
 operations:
 Net investment income                       $        0.11         0.24      0.24      0.23      0.27      0.28
 Net realized and unrealized gain (loss)
 on investments                              $        0.12        (1.05)     1.92      1.28      3.45      2.79
 Total income (loss) from investment
 operations                                  $        0.23        (0.81)     2.16      1.51      3.72      3.07
 Less distributions from:
 Net investment income                       $        0.11         0.25      0.24      0.23      0.28      0.28
 Net realized gains                          $          --         0.42      0.15      0.26      2.60      0.28
 Income and realized gains included in
 terminations                                $        0.02         0.03      0.02      0.02      0.11      0.02
 Capital                                     $        0.03         0.51      0.15      0.18      1.90      0.18
 Total distributions                         $        0.16         1.21      0.56      0.69      4.89      0.76
 Net asset value, end of period              $       15.35        15.28     17.30     15.70     14.88     16.05
 Total return                                %        1.30        (4.93)    13.68      9.94     23.09     22.43
Ratios/Supplemental Data:
 Net assets, end of period (000's omitted)   $     317,171      343,965   463,995   485,195   525,669   392,295
 Ratios to average net assets:
 Expenses(1)                                 %        0.65         0.67      0.61      0.65      0.62      0.63
 Net investment income(1)                    %        1.59         1.51      1.41      1.46      1.76      2.05

----------
(1)  Annualized for periods less than one year.

                 See Accompanying Notes to Financial Statements

Pilgrim
Corporate
Leaders
Trust Fund      NOTES TO FINANCIAL STATEMENTS as of June 30, 2001
--------------------------------------------------------------------------------

Note 1 -- NATURE OF BUSINESS AND BASIS OF PRESENTATION

Pilgrim Corporate Leaders Trust Fund (formerly Lexington Corporate Leaders Trust
Fund) (the "Trust") is an unincorporated Unit Investment Trust registered as such with the Securities and Exchange Commission. The Trust commenced operations in 1941 as a series of Corporate Leaders Trust Fund which was created under a Trust Indenture dated November 18, 1935.

Note 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

(a) Valuation of securities -- Investments are stated at value based on the last sale price on the principal exchange on which the security is traded prior to the time the Trust's assets are valued. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and ask prices. Short term securities with 60 days or less to maturity are valued at amortized cost.

(b) Income taxes -- No provision for Federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code, is a Grantor Trust and all its income is taxable to the Holders of participations.

(c) Other -- Investment transactions are recorded on the trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

(d) Accounting estimates -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Note 3 -- DISTRIBUTIONS

During the six months ended June 30, 2001 the distributions from net investment income were $0.10614 per participation.

The amount shown does not reflect the reinvestment, if any, of that portion from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the principal account. During the six months ended June 30, 2001, the distributions from return of capital were $0.02204 per participation.

Effective June 1,1998 the Trust amended its Trust indenture requiring that additional shares of common stocks received as a result of a stock split shall remain assets of the Trust.

Note 4 -- TRUSTEE AND SPONSOR FEES

State Street Bank and Trust Company (the "Trustee") receives an annual Trustee fee, as well as fees for acting as custodian and for providing portfolio accounting and record keeping services, which aggregated $46,004 for the six months ended June 30, 2001. The Trust pays an administrative fee to the Sponsor equal, on an annual basis, to 0.40% of the average daily net assets of the Trust. Prior to July 26, 2000, the Sponsor of the Trust was Lexington Management Corporation. Effective on July 26, 2000, Lexington Global Asset Managers, Inc., the parent of Lexington Management Corporation, Inc. was acquired by ReliaStar Financial Corp. ("ReliaStar"). In conjunction with the acquisition and following approval by the Trustee, Pilgrim Investments, Inc., an indirect, wholly owned subsidiary of ReliaStar, was appointed to the role of Sponsor to the Trust and the Trust changed its name to Pilgrim Corporate Leaders Trust Fund effective July 26, 2000.

On September 1, 2000, ING Groep N.V. acquired ReliaStar. In conjunction with the acquisition, the

Pilgrim
Corporate
Leaders
Trust Fund
          NOTES TO FINANCIAL STATEMENTS as of June 30, 2001 (Continued)
--------------------------------------------------------------------------------

Sponsor changed its name to ING Pilgrim Investments, Inc. effective September 8, 2000. Effective February 26, 2001, ING Pilgrim Investments, Inc. was merged into the newly formed ING Pilgrim Investments, LLC.

Note 5 -- INVESTMENT TRANSACTIONS

During the six months ended June 30, 2001, the proceeds of sales of investment securities, other than short-term obligations, were $30,210,422. Purchases of securities during the period were $19,425,515.

The cost of investment securities as well as realized security gains and losses are based on the identified cost basis. The cost of investments for Federal income taxes is the same as that reported in the Trust's financial statements.

As of June 30, 2001, net unrealized appreciation of portfolio securities was $37,701,867, comprised of unrealized appreciation of $63,105,227 and unrealized depreciation of $25,403,360.

Note 6 -- SOURCE OF NET ASSETS

As of June 30, 2001, the Trust's net assets were comprised of the following amounts:

Net amounts paid in and reinvested by holders net of
  terminations and return of capital payments                      $ 97,501,284
Cumulative amount of non-distributable realized gains
  retained in principal account                                     181,661,268
Unrealized appreciation in value of securities                       37,701,867
                                                                   ------------
Principal account                                                   316,864,419
Income and distributable fund                                           306,242
                                                                   ------------
  Total net assets                                                 $317,170,661
                                                                   ============

Note 7 -- PARTICIPATIONS ISSUED AND REDEEMED

During the periods indicated, participations were issued and redeemed as follows:

                                                Number of Participations
                                         --------------------------------------
                                         Six Months Ended        Year Ended
                                           June 30, 2001      December 31, 2000
                                         ----------------     -----------------
Issued on payments from holders                451,331             1,858,679
Issued on reinvestment of dividends
  and distributions                            145,577             1,395,352
Redeemed                                    (2,456,383)           (7,555,664)
                                           -----------           -----------
  Net decrease                              (1,859,475)           (4,301,633)
                                           ===========           ===========

Pilgrim
Corporate
Leaders
Trust Fund        PORTFOLIO OF INVESTMENTS as of June 30, 2001
--------------------------------------------------------------------------------

        Securities                Number of Shares       Cost       Market Value
        ----------                ----------------   ------------   ------------
Consumer Products: (12.1%)
Eastman Kodak Co                       218,100       $ 15,637,354   $ 10,180,908
Fortune Brands, Inc                    218,100          7,509,746      8,366,316
Gallaher Group PLC                     218,100          4,353,119      5,430,690
Procter & Gamble Co                    218,100         16,594,610     13,914,780
                                                     ------------   ------------
                                                       44,094,829     37,892,694
                                                     ------------   ------------
Oil International: (20.7%)
Chevron Corp                           218,100         16,149,653     19,738,050
Exxon Mobil Corp                       520,000         29,185,349     45,422,000
                                                     ------------   ------------
                                                       45,335,002     65,160,050
                                                     ------------   ------------
Chemical & Fertilizers: (7.2%)
DuPont (E.I.) de Nemours & Co          218,100         12,859,860     10,521,144
Dow Chemical Co.                       364,067         10,719,222     12,105,228
                                                     ------------   ------------
                                                       23,579,082     22,626,372
                                                     ------------   ------------
Electrical Equipment: (11.7%)
General Electric Co                    753,900         16,382,310     36,752,625
                                                     ------------   ------------
Broadcasting: (3.6%)
Viacom Inc. Class B*                   218,100          5,513,006     11,286,675
                                                     ------------   ------------
Retailing: (4.0%)
Sears, Roebuck & Co.                   218,100         10,742,333      9,227,811
Venator Group, Inc*                    218,100          4,613,323      3,336,930
                                                     ------------   ------------
                                                       15,355,656     12,564,741
                                                     ------------   ------------
Utilities: (6.5%)
Ameren Corp.                           218,100          8,649,590      9,312,870
Consolidated Edison Co NY              218,100          7,412,328      8,680,380
PG&E Corp.                             218,100          5,487,617      2,442,720
                                                     ------------   ------------
                                                       21,549,535     20,435,970
                                                     ------------   ------------
Railroads: (9.6%)
Burlington Northern Sante Fe           605,842         18,143,389     18,278,253
Union Pacific Corp                     218,100         13,188,760     11,975,871
                                                     ------------   ------------
                                                       31,332,149     30,254,124
                                                     ------------   ------------
Energy: (7.3%)
Anadarko Petroleum Corp.                57,475          3,154,006      3,105,374
Nisource Inc.                          493,508         12,475,161     13,487,574
USX Marathon Group                     218,100          6,325,180      6,436,131
                                                     ------------   ------------
                                                       21,954,347     23,029,079
                                                     ------------   ------------
Misc. Industrial: (5.7%)
Honeywell International                218,100          9,297,076      7,631,319
Praxair Inc                            218,100         10,701,017     10,250,700
                                                     ------------   ------------
                                                       19,998,093     17,882,019
                                                     ------------   ------------
Communications: (3.0%)
AT&T Corp                              377,000         10,911,118      8,294,000
Lucent Technologies, Inc               179,920          4,213,348      1,115,504
                                                     ------------   ------------
                                                       15,124,466      9,409,504
                                                     ------------   ------------
Financial: (8.6%)
Citigroup Inc.                         511,566         16,404,658     27,031,147
                                                     ------------   ------------
                                                     $276,623,133   $314,325,000
                                                     ============   ============

----------
*    Non Income producing

                 See Accompanying Notes to Financial Statements

SPONSOR

ING Pilgrim Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR

ING Pilgrim Securities, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

ADMINISTRATOR

ING Pilgrim Group, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN

State Street Bank & Trust
One Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1670 Broadway, Suite 1000
Denver, Colorado 80202

Prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Pilgrim Securities, Inc., Distributor, at 1-800-334-3444. Please read the prospectus carefully before you invest or send money.

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